Nature of Operations, Basis of Presentation and Significant Accounting Policies - Schedule Estimate of Fair Value of Assets Acquired and Liabilities (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 5,867	$ 5,867
Net current liabilities assumed (excluding cash)	(1,871,725)	(1,926,972)
Identifiable intangible assets	2,361,066	2,361,066
Debt	(326,037)	(326,037)
Net assets acquired	169,170	113,924
Goodwill	3,502,829	3,558,076
Purchase price	$ 3,672,000	$ 3,672,000